Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wedbush Series Trust
Entity Central Index Key	0002055464
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000259766
Shareholder Report [Line Items]
Fund Name	Dan IVES Wedbush AI Revolution ETF
Trading Symbol	IVES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dan IVES Wedbush AI Revolution ETF for the period from June 3, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wedbushfunds.com/funds/ives/. You can also request this information by contacting us at 866-597-9452.
Additional Information Phone Number	866-597-9452
Additional Information Website	wedbushfunds.com/funds/ives/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dan IVES Wedbush AI Revolution ETF	$37Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period June 3, 2025 (commencement of operations) through October 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	Based on the period June 3, 2025 (commencement of operations) through October 31, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 1,025,742,348
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to. Fund net assets$1,025,742,348 Total number of portfolio holdings31 Period portfolio turnover rate17%
Holdings [Text Block]
Sectors	% of Net Assets
Information Technology	67.7%
Consumer Discretionary	13.2%
Communication Services	12.5%
Industrials	4.3%
Utilities	2.3%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

[1]	Based on the period June 3, 2025 (commencement of operations) through October 31, 2025. Expenses would have been higher if based on the full reporting period.
[2]	Annualized